Investment Strategy - T. Rowe Price Active Core U.S. Equity ETF	Dec. 03, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity securities, such as common stock. For purposes of this policy, the fund relies on MSCI Inc., or another unaffiliated data provider to determine the country assigned to a security. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund uses an integrated investing style that combines quantitative models and fundamental analysis from the adviser’s research platform. The portfolio is typically constructed in a “bottom up” manner, an approach that focuses more on evaluations of individual stocks than on analyses of overall economic trends and market cycles. Investments are selected based on an analysis of multiple factors, such as, company valuation, profitability, financial stability, earnings quality, management’s capital allocation decisions, and indicators of near-term appreciation potential. The majority of the fund’s investments will consist of securities that are constituents of the Russell 1000 Index (Index), but the fund may also include investments that are not Index constituents or may exclude certain Index constituents. The Index is a U.S. stock index of 1,000 large-cap companies. The fund uses quantitative models and algorithms (an optimizer) to maintain a portfolio with sector, industry, volatility, and certain other characteristics similar to the Index. The fund will modestly overweight or underweight securities relative to the Index based on the integrated investing approach. The fund targets a tracking error relative to the Index that is higher than most passively managed strategies and lower than most actively managed strategies. The fund seeks to provide excess returns relative to the Index.

The fund may purchase the stocks of companies of any size, but typically focuses on large-cap companies. The fund will have investment exposure at times to both growth and value stocks.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as technology.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity securities, such as common stock.